Schedule of Investments (unaudited)	iShares® International Select Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.8%
APA Group	3,005,487	$16,623,628
BHP Group Ltd.	4,655,840	142,440,806
Fortescue Ltd.	5,074,016	98,064,227
Harvey Norman Holdings Ltd.	4,584,664	13,175,445
JB Hi-Fi Ltd.	1,653,674	61,520,742
Magellan Financial Group Ltd.	2,224,200	13,036,894
Perpetual Ltd.	1,634,988	27,512,685
Super Retail Group Ltd.	2,524,446	26,052,742
Viva Energy Group Ltd.(a)	5,086,527	11,586,414
		410,013,583
Austria — 0.4%
Oesterreichische Post AG	474,500	16,058,755

Belgium — 2.9%
Ageas SA/NV	2,306,818	99,128,568
Proximus SADP	2,494,484	23,670,972
		122,799,540
Canada — 9.8%
Bank of Nova Scotia (The)	1,840,286	86,056,589
Birchcliff Energy Ltd.	2,786,724	10,571,083
Canadian Utilities Ltd., Class A, NVS	1,558,486	35,517,878
Emera Inc.	1,564,412	55,282,989
Great-West Lifeco Inc.	1,744,653	58,239,448
IGM Financial Inc.	1,195,735	32,346,969
Labrador Iron Ore Royalty Corp.	1,066,105	26,175,853
Manulife Financial Corp.	1,654,587	36,575,793
Peyto Exploration & Development Corp.	2,646,859	25,534,428
Power Corp. of Canada	1,628,635	47,473,841
		413,774,871
Denmark — 2.2%
AP Moller - Maersk A/S, Class A	46,553	84,413,173
D/S Norden A/S.	128,815	6,931,112
		91,344,285
Finland — 2.0%
Fortum OYJ	4,630,318	63,297,120
Metsa Board OYJ, Class B	2,674,573	21,541,576
		84,838,696
France — 5.2%
ALD SA(a)	1,682,135	11,210,906
Bouygues SA	1,474,250	54,005,596
Nexity SA	788,043	13,135,309
Orange SA	1,726,118	20,526,861
Rubis SCA	1,484,703	37,542,975
TotalEnergies SE	1,278,049	82,914,176
		219,335,823
Germany — 1.2%
Freenet AG	363,314	10,039,343
Hapag-Lloyd AG(a)(b)	101,816	15,246,283
Mercedes-Benz Group AG	359,042	24,239,922
		49,525,548
Hong Kong — 5.3%
CK Hutchison Holdings Ltd.	11,214,000	57,918,292
CK Infrastructure Holdings Ltd.	9,106,000	54,079,086
Henderson Land Development Co. Ltd.	12,944,000	33,727,157
Hysan Development Co. Ltd.	9,867,000	17,030,367
Kerry Properties Ltd.	8,953,500	14,218,002
New World Development Co. Ltd.(b)	17,759,750	21,767,277
PCCW Ltd.	18,970,000	9,812,270
Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	2,320,100	$13,437,991
		221,990,442
Israel — 1.2%
ICL Group Ltd.	10,822,513	49,223,928

Italy — 7.1%
A2A SpA	6,044,111	11,983,438
Anima Holding SpA(a)	3,669,228	16,560,867
Azimut Holding SpA.	1,789,633	49,892,653
Enel SpA	6,759,779	46,124,512
Eni SpA	6,469,839	103,137,901
Italgas SpA	5,173,503	29,496,206
Snam SpA	5,305,343	25,910,996
UnipolSai Assicurazioni SpA	6,074,749	16,075,036
		299,181,609
Japan — 10.0%
Haseko Corp.	1,492,100	19,403,097
Mitsui OSK Lines Ltd.	4,639,700	166,660,182
MS&AD Insurance Group Holdings Inc.	1,315,500	54,323,224
Nippon Yusen KK	4,230,400	145,783,218
Sojitz Corp.	1,377,780	32,517,549
		418,687,270
Netherlands — 2.8%
Flow Traders Ltd., NVS	505,865	9,085,961
NN Group NV	1,972,085	80,832,278
SBM Offshore NV	2,070,122	26,354,450
		116,272,689
New Zealand — 1.1%
Spark New Zealand Ltd.	14,934,148	48,517,961

Norway — 2.3%
Norsk Hydro ASA	1,653,132	9,688,184
Yara International ASA	2,592,121	85,676,460
		95,364,644
Singapore — 0.4%
Golden Agri-Resources Ltd.(b)	89,466,100	18,006,595

South Korea — 8.5%
BNK Financial Group Inc.	2,615,092	14,708,026
DB Insurance Co. Ltd.(c)	798,438	52,669,602
DGB Financial Group Inc.(c)	2,289,729	15,450,685
Hana Financial Group Inc.	2,117,967	75,733,072
Industrial Bank of Korea(c)	2,637,023	24,741,646
KB Financial Group Inc.	1,603,376	68,043,626
Samsung Securities Co. Ltd.	1,032,858	29,031,693
Shinhan Financial Group Co. Ltd.	1,549,517	47,477,287
Woori Financial Group Inc.	2,667,998	27,662,748
		355,518,385
Spain — 7.5%
ACS Actividades de Construccion y Servicios SA	2,951,345	116,461,525
Cia. de Distribucion Integral Logista Holdings SA	1,023,648	28,953,861
Enagas SA	3,174,475	51,679,759
Mapfre SA	3,053,136	6,722,742
Naturgy Energy Group SA	1,961,762	52,825,843
Redeia Corp. SA	2,741,363	45,616,607
Telefonica SA	3,355,048	13,651,130
		315,911,467
Sweden — 1.8%
Samhallsbyggnadsbolaget i Norden AB(b)	17,849,376	8,178,490
Telia Co. AB	25,524,093	65,831,025
		74,009,515

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland — 2.1%
Swiss Re AG	156,664	$17,938,096
Zurich Insurance Group AG	138,432	70,335,847
		88,273,943
United Kingdom — 14.4%
abrdn PLC.	3,029,412	6,444,876
Ashmore Group PLC	3,151,378	8,474,721
British American Tobacco PLC	3,540,577	104,388,976
Centamin PLC	2,973,674	3,622,601
IG Group Holdings PLC	2,642,290	23,743,973
Jupiter Fund Management PLC	2,874,715	2,879,892
Legal & General Group PLC	3,450,216	11,097,420
National Grid PLC	2,391,692	31,855,194
Persimmon PLC	5,717,963	105,314,037
Phoenix Group Holdings PLC.	3,774,538	24,099,031
Rio Tinto PLC	3,304,325	228,723,440
SSE PLC	2,391,552	50,935,112
Vodafone Group PLC	3,784,806	3,217,617
		604,796,890

Total Common Stocks — 98.0%
(Cost: $4,320,736,499)		4,113,446,439

Preferred Stocks

Germany — 0.0%
Schaeffler AG, Preference Shares, NVS(b)	371,958	2,350,519

South Korea — 1.2%
Hyundai Motor Co., Series 2, Preference Shares, NVS	559,696	49,455,552

Total Preferred Stocks — 1.2%
(Cost: $43,655,649)		51,806,071

Rights

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 02/09/24)(c)	2,995,981	1,372,809

Total Rights — 0.0%
(Cost: $1,488,143)		1,372,809

Total Long-Term Investments — 99.2%
(Cost: $4,365,880,291)		4,166,625,319
Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(d)(e)(f)	40,551,099	$40,575,430
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(d)(e)	6,250,000	6,250,000

Total Short-Term Securities — 1.1%
(Cost: $46,802,559)		46,825,430

Total Investments — 100.3%
(Cost: $4,412,682,850)		4,213,450,749

Liabilities in Excess of Other Assets — (0.3)%		(13,467,323)

Net Assets — 100.0%		$4,199,983,426

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Non-income producing security.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$68,492,998	$—		$(27,935,858	)(a)	$11,094	$7,196	$40,575,430	40,551,099	$5,133,730	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,300,000	1,950,000	(a)	—		—	—	6,250,000	6,250,000	274,490		—
						$11,094	$7,196	$46,825,430		$5,408,220		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	87	03/15/24	$4,374	$109,318
FTSE 100 Index	98	03/15/24	9,439	(32,081)
SPI 200 Index	41	03/21/24	5,081	66,185
				$143,422

OTC Total Return Swaps

								Gross
					Accrued			Notional
					Unrealized		Net Value of	Amount
	Payment		Termination		Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty(a)	Date	Net Notional	(Depreciation)		Entity	Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$3,999,220	$(203,545	)(c)	$3,802,359	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/28	3,552,089	(136,702	)(e)	3,426,313	0.1
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	4,338,199	58,836	(g)	4,184,587	0.1
					$(281,411)		$11,413,259

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(6,684) of net dividends and financing fees.

(e)	Amount includes $(10,926) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $212,448 of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2024	(Percentages shown are based on Net Assets)

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	230,322	$3,802,359	100.0%
Net Value of Reference Entity — Goldman Sachs Bank USA		$3,802,359

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	207,497	$3,426,313	100.0%
Net Value of Reference Entity — HSBC Bank PLC		$3,426,313

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Spain
Enagas SA	253,418	$4,184,587	100.0%
Net Value of Reference Entity — JPMorgan Chase Bank NA		$4,184,587

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$500,740,001	$3,612,706,438	$—	$4,113,446,439
Preferred Stocks	—	51,806,071	—	51,806,071
Rights	1,372,809	—	—	1,372,809

Schedule of Investments (unaudited) (continued)	iShares® International Select Dividend ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$46,825,430	$—	$—	$46,825,430
	$548,938,240	$3,664,512,509	$—	$4,213,450,749
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$234,339	$—	$234,339
Liabilities
Equity Contracts	—	(372,328)	—	(372,328)
	$—	$(137,989)	$—	(137,989)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares